BUSINESS DESCRIPTION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS DESCRIPTION

NOTE 1 — BUSINESS DESCRIPTION

Wetouch Technology Inc. (“Wetouch”, or the “Company”), formerly known as Gulf West Investment Properties, Inc., was originally incorporated in August 1992, under the laws of the state of Nevada.

On October 9, 2020, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with Wetouch Holding Group Limited (“BVI Wetouch”) and all the shareholders of BVI Wetouch (each, a “BVI Shareholder” and collectively the “BVI Shareholders”), to acquire all the issued and outstanding capital stock of BVI Wetouch in exchange for the issuance to the BVI Shareholders an aggregate of 28,000,000 shares (1,400,000 shares post-Reverse Stock Split) of our common stock (the “Reverse Merger”). In the Reverse Merger, each ordinary share of BVI Wetouch was exchanged for 2,800 shares (140 shares post-Reverse Stock Split) of common stock of Wetouch. Immediately after the closing of the Reverse Merger on October 9, 2020, we had a total of 31,396,394 (1,569,820 shares post-Reverse Stock Split) issued and outstanding shares of common stock. As a result of the Reverse Merger, BVI Wetouch is now our wholly-owned subsidiary.

Wetouch Holding Group Limited (“BVI Wetouch”), is a holding company whose only asset, held through a subsidiary, is 100% of the registered capital of Sichuan Wetouch Technology Co. Ltd. (“Sichuan Wetouch”), a limited liability company organized under the laws of the People’s Republic of China (“China” or “PRC”). Sichuan Wetouch is primarily engaged in the business of research development, manufacture, and distribution of touchscreen displays to customers both in PRC and overseas. The touchscreen products, which are manufactured by the Company, are primarily for use in computer components.

The Reverse Merger was accounted for as a recapitalization effected by a share exchange, wherein BVI Wetouch is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of BVI Wetouch have been brought forward at their book value and no goodwill has been recognized. The number of shares, par value amount, and additional paid-in capital in the prior years are retrospectively adjusted accordingly.

Corporate History of BVI Wetouch

Wetouch Holding Group Limited (“BVI Wetouch”) was incorporated under the laws of British Virgin Islands on August 14, 2020. It became the holding company of Hong Kong Wetouch Electronics Technology Limited (“Hong Kong Wetouch”) on September 11, 2020.

Hong Kong Wetouch Technology Limited (“HK Wetouch”), was incorporated as a holding company under the laws of Hong Kong Special Administrative Region (“SAR”) on December 3, 2020. On March 2, 2021, HK Wetouch acquired all shares of Hong Kong Vtouch. Due to the fact that Hong Kong Wetouch and HK Wetouch are both under the same sole stockholder, the acquisition is accounted for under common control.

In June 2021, Hong Kong Wetouch completed its dissolution process pursuant to the minutes of its special shareholder meeting.

Sichuan Wetouch Technology Co. Ltd. (“Sichuan Wetouch”) was formed on May 6, 2011 in the People’s Republic of China (“PRC”) and became Wholly Foreign-Owned Enterprise in PRC on February 23, 2017. On July 19, 2016, Sichuan Wetouch was 100% held by HK Wetouch.

On December 30, 2020, Sichuan Vtouch Technology Co., Ltd. (“Sichuan Vtouch”) was incorporated in Chengdu, Sichuan, under the laws of the People’s Republic of China.

In March 2021, pursuant to local PRC government guidelines on local environmental issues and the national overall plan, Sichuan Wetouch was under the government directed relocation order. Sichuan Vtouch took over the operating business of Sichuan Wetouch.

On March 30, 2023, an independent third party acquired all shares of Sichuan Wetouch in a nominal amount.

As a result of the above restructuring, HK Wetouch became the sole shareholder of Sichuan Vtouch.

The following diagram illustrates our current corporate structure:

NOTE 1 — BUSINESS DESCRIPTION

Business

Wetouch Technology Inc. (“Wetouch”, or the “Company”), formerly known as Gulf West Investment Properties, Inc., was originally incorporated in August 1992, under the laws of the state of Nevada.

On October 9, 2020, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with Wetouch Holding Group Limited (“BVI Wetouch”) and all the shareholders of BVI Wetouch (each, a “BVI Shareholder” and collectively the “BVI Shareholders”), to acquire all the issued and outstanding capital stock of BVI Wetouch in exchange for the issuance to the BVI Shareholders an aggregate of 28,000,000 shares (1,400,000 shares post-Reverse Stock Split) of our common stock (the “Reverse Merger”). In the Reverse Merger, each ordinary share of BVI Wetouch was exchanged for 2,800 shares (140 shares post-Reverse Stock Split) of common stock of Wetouch. Immediately after the closing of the Reverse Merger on October 9, 2020, we had a total of 31,396,394 (1,569,820 shares post-Reverse Stock Split) issued and outstanding shares of common stock. As a result of the Reverse Merger, BVI Wetouch is now our wholly-owned subsidiary.

Wetouch Holding Group Limited (“BVI Wetouch”), is a holding company whose only asset, held through a subsidiary, is 100% of the registered capital of Sichuan Wetouch Technology Co. Ltd. (“Sichuan Wetouch”), a limited liability company organized under the laws of the People’s Republic of China (“China” or “PRC”). Sichuan Wetouch is primarily engaged in the business of research development, manufacture, and distribution of touchscreen displays to customers both in PRC and overseas. The touchscreen products, which are manufactured by the Company, are primarily for use in computer components.

The Reverse Merger was accounted for as a recapitalization effected by a share exchange, wherein BVI Wetouch is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of BVI Wetouch have been brought forward at their book value and no goodwill has been recognized. The number of shares, par value amount, and additional paid-in capital in the prior years are retrospectively adjusted according.

Corporate History of BVI Wetouch

Wetouch Holding Group Limited (“BVI Wetouch”) was incorporated under the laws of British Virgin Islands on August 14, 2020. It became the holding company of Hong Kong Wetouch Electronics Technology Limited (“Hong Kong Wetouch”) on September 11, 2020.

Hong Kong Wetouch Technology Limited (“HK Wetouch”), was incorporated as a holding company under the laws of Hong Kong Special Administrative Region (“SAR”) on December 3, 2020. On March 2, 2021, HK Wetouch acquired all shares of Hong Kong Vtouch. Due to the fact that Hong Kong Wetouch and HK Wetouch are both under the same sole stockholder, the acquisition is accounted for under common control.

In June, 2021, Hong Kong Wetouch completed its dissolution process pursuant to the minutes of its special shareholder meeting.

Sichuan Wetouch Technology Co. Ltd. (“Sichuan Wetouch”) was formed on May 6, 2011 in the People’s Republic of China (“PRC”) and became Wholly Foreign-Owned Enterprise in PRC on February 23, 2017. On July 19, 2016, Sichuan Wetouch was 100% held by HK Wetouch.

On December 30, 2020, Sichuan Vtouch Technology Co., Ltd. (“Sichuan Vtouch”) was incorporated in Chengdu, Sichuan, under the laws of the People’s Republic of China.

In March 2021, pursuant to local PRC government guidelines on local environmental issues and the national overall plan, Sichuan Wetouch was under the government directed relocation order, and started its dissolution process which is estimated to be completed by the end of 2023. Sichuan Vtouch took over the operating business of Sichuan Wetouch.

As a result of the above restructuring, HK Wetouch became the sole shareholder of Sichuan Vtouch.